                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment[_]; Amendment Number:
This Amendment (Check only one.):  [_] Is a restatement.
                                   [_] Adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Caywood-Scholl Capital Management, LLC
Address:  4250 Executive Drive, Suite 400, La Jolla, CA 92037

Form 13 F File Number: 028-05759

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Koo
Title:  Chief Compliance Officer
Phone:  (415) 954-5400

Signature, Place, and Date of Signing:

     /s/ Paul Koo          San Francisco, CA 94105       October 24, 2011
-----------------------    -----------------------    -----------------------
      [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number    Name
---------------------   ---------------------------
028-00223               RCM Capital Management LLC